UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013

Capital Preservation Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	14
Approval of Management Agreement	15
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

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Performance

Total Returns as of September 30, 2013
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPFXX	0.01%(2)	0.01%(2)	0.05%(2)	1.38%(2)	4.10%(2)	10/13/72

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

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Fund Characteristics

SEPTEMBER 30, 2013
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.43%
7-Day Effective Yield
After waiver(1)	0.01%
(1)Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	51 days
Weighted Average Life	51 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	36%
31-90 days	49%
91-180 days	14%
More than 180 days	1%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.30	0.06%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.41	0.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.77	$0.30	0.06%
Investor Class (before waiver)	$1,000	$1,022.66	$2.43	0.48%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

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Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Bills(1) — 60.0%
U.S. Treasury Bills, 0.05%, 10/10/13	$125,000,000	$ 124,998,594
U.S. Treasury Bills, 0.09%, 10/17/13	125,000,000	124,995,278
U.S. Treasury Bills, 0.04%, 10/24/13	225,000,000	224,994,969
U.S. Treasury Bills, 0.08%, 10/24/13	25,000,000	24,998,722
U.S. Treasury Bills, 0.05%, 10/31/13	100,000,000	99,995,833
U.S. Treasury Bills, 0.06%, 11/14/13	150,000,000	149,989,917
U.S. Treasury Bills, 0.07%, 11/14/13	23,000,000	22,998,032
U.S. Treasury Bills, 0.05%, 11/21/13	150,000,000	149,989,375
U.S. Treasury Bills, 0.04%, 11/29/13	200,000,000	199,986,889
U.S. Treasury Bills, 0.02%, 12/12/13	150,000,000	149,994,000
U.S. Treasury Bills, 0.02%, 12/26/13	75,000,000	74,996,417
U.S. Treasury Bills, 0.08%, 1/9/14	25,000,000	24,994,792
U.S. Treasury Bills, 0.08%, 2/13/14	50,000,000	49,985,937
U.S. Treasury Bills, 0.05%, 3/6/14	30,000,000	29,993,500
U.S. Treasury Bills, 0.06%, 3/6/14	100,000,000	99,972,916
TOTAL U.S. TREASURY BILLS		1,552,885,171
U.S. Treasury Notes(1) — 32.1%
U.S. Treasury Notes, 0.50%, 10/15/13	100,000,000	100,018,736
U.S. Treasury Notes, 0.25%, 10/31/13	10,000,000	10,001,953
U.S. Treasury Notes, 2.75%, 10/31/13	258,000,000	258,566,944
U.S. Treasury Notes, 0.25%, 11/30/13	45,000,000	45,011,125

	Principal Amount/ Shares	Value
U.S. Treasury Notes, 2.00%, 11/30/13	$118,000,000	$ 118,378,567
U.S. Treasury Notes, 0.75%, 12/15/13	17,000,000	17,023,271
U.S. Treasury Notes, 0.125%, 12/31/13	23,000,000	23,005,481
U.S. Treasury Notes, 1.25%, 2/15/14	40,000,000	40,170,636
U.S. Treasury Notes, 1.875%, 2/28/14	75,000,000	75,550,521
U.S. Treasury Notes, 1.25%, 3/15/14	50,000,000	50,273,106
U.S. Treasury Notes, 0.25%, 3/31/14	20,000,000	20,018,720
U.S. Treasury STRIPS – COUPON, 0.00%, 11/15/13(2)	29,340,000	29,338,252
U.S. Treasury STRIPS – PRINCIPAL, 0.00%, 11/15/13(2)	44,468,000	44,465,554
TOTAL U.S. TREASURY NOTES		831,822,866
Temporary Cash Investments — 6.4%
SSgA U.S. Government Money Market Fund	166,702,561	166,702,561
TOTAL INVESTMENT SECURITIES — 98.5%		2,551,410,598
OTHER ASSETS AND LIABILITIES — 1.5%		39,223,058
NET ASSETS — 100.0%		$2,590,633,656

Notes to Schedule of Investments

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,551,410,598
Receivable for investments sold	257,999,088
Receivable for capital shares sold	4,960,804
Interest receivable	4,298,295
2,818,668,785

Liabilities
Payable for investments purchased	225,999,084
Payable for capital shares redeemed	1,949,306
Accrued management fees	86,542
Dividends payable	197
228,035,129

Net Assets	$2,590,633,656

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,590,624,384

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,590,620,411
Undistributed net investment income	6,635
Undistributed net realized gain	6,610
$2,590,633,656

 See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 897,440

Expenses:
Management fees	6,161,421
Trustees’ fees and expenses	71,854
Other expenses	1,015
6,234,290
Fees waived	(5,471,918)
762,372

Net investment income (loss)	135,068

Net realized gain (loss) on investment transactions	7,391

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 142,459

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$ 135,068	$ 258,301
Net realized gain (loss)	7,391	29,720
Net increase (decrease) in net assets resulting from operations	142,459	288,021

Distributions to Shareholders
From net investment income	(128,207)	(265,160)

Capital Share Transactions
Proceeds from shares sold	522,205,923	1,237,771,092
Proceeds from reinvestment of distributions	126,656	261,429
Payments for shares redeemed	(575,660,913)	(1,395,900,397)
Net increase (decrease) in net assets from capital share transactions	(53,328,334)	(157,867,876)

Net increase (decrease) in net assets	(53,314,082)	(157,845,015)

Net Assets
Beginning of period	2,643,947,738	2,801,792,753
End of period	$2,590,633,656	$ 2,643,947,738

Undistributed (distributions in excess of) net investment income	$6,635	$(226)

Transactions in Shares of the Fund
Sold	522,205,923	1,237,771,092
Issued in reinvestment of distributions	126,656	261,429
Redeemed	(575,660,913)	(1,395,900,397)
Net increase (decrease) in shares of the fund	(53,328,334)	(157,867,876)

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended September 30, 2013 was 0.47% before waiver and 0.05% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Bills	—	$1,552,885,171	—
U.S. Treasury Notes	—	831,822,866	—
Temporary Cash Investments	$166,702,561	—	—
Total Value of Investment Securities	$166,702,561	$2,384,708,037	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2013, the fund had post-October capital loss deferrals of $(781), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.06%(4)	0.48%(4)	0.01%(4)	(0.41)%(4)	$2,590,634
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.09%	0.48%	0.01%	(0.38)%	$2,643,948
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,801,793
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	0.48%	0.01%	(0.30)%	$2,913,219
2010	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.28%	0.48%	0.01%	(0.19)%	$3,153,367
2009	$1.00	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.49%	0.49%	0.87%	0.87%	$3,568,285

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2013 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

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•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

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The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

17

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

18

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79783 1311

SEMIANNUAL REPORT	SEPTEMBER 30, 2013

Ginnie Mae Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGNMX	-1.98%	-2.16%	4.67%	4.36%	6.67%	9/23/85
Barclays U.S. GNMA Index	—	-1.41%	-1.90%	4.93%	4.84%	7.36%(2)	—
Institutional Class	AGMNX	-1.88%	-1.88%	4.88%	—	5.15%	9/28/07
A Class(3) No sales charge* With sales charge*	BGNAX	-2.10% -6.48%	-2.40% -6.78%	4.41% 3.46%	4.10% 3.62%	4.76% 4.46%	10/9/97
C Class No sales charge* With sales charge*	BGNCX	-2.47% -3.44%	-3.13% -3.13%	— —	— —	2.38% 2.38%	3/1/10
R Class	AGMWX	-2.14%	-2.56%	4.15%	—	4.42%	9/28/07

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 9/30/85, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.55%	0.35%	0.80%	1.55%	1.05%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	5.4 years
Weighted Average Life	7.0 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	100.7%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	13.8%
U.S. Treasury Securities	6.1%
Temporary Cash Investments	4.2%
Other Assets and Liabilities	(24.8)%*

*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$980.20	$2.73	0.55%
Institutional Class	$1,000	$981.20	$1.74	0.35%
A Class	$1,000	$979.00	$3.97	0.80%
C Class	$1,000	$975.30	$7.68	1.55%
R Class	$1,000	$978.60	$5.21	1.05%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 100.7%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.7%
GNMA, VRN, 1.625%, 10/20/13	$16,958,287	$17,685,988
GNMA, VRN, 1.625%, 10/20/13	20,477,451	21,316,657
GNMA, VRN, 1.75%, 10/20/13	6,157,889	6,407,838
		45,410,483
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 98.0%
GNMA, 3.00%, 10/21/13(2)	85,000,000	83,778,125
GNMA, 3.00%, 4/20/43	19,635,635	19,437,113
GNMA, 3.50%, 10/21/13(2)	230,000,000	236,325,000
GNMA, 3.50%, 12/20/41 to 5/20/43	181,552,555	187,534,691
GNMA, 4.00%, 10/21/13(2)	7,000,000	7,381,719
GNMA, 4.00%, 12/20/39 to 6/20/42	309,050,570	327,741,953
GNMA, 4.50%, 10/21/13(2)	90,000,000	96,637,500
GNMA, 4.50%, 7/15/33 to 3/20/42	188,891,804	204,267,582
GNMA, 5.00%, 6/15/33 to 5/20/41	145,838,643	159,835,689
GNMA, 5.50%, 4/15/33 to 8/15/39	155,703,258	172,554,162
GNMA, 6.00%, 7/20/16 to 2/20/39	76,664,667	84,729,065
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	19,266,118	21,798,424
GNMA, 7.00%, 11/15/22 to 12/20/29	5,346,438	6,000,179
GNMA, 7.25%, 4/15/23 to 6/15/23	48,041	54,938
GNMA, 7.50%, 6/15/17 to 11/15/31	4,292,328	4,706,870
GNMA, 7.65%, 6/15/16 to 12/15/16	43,791	44,045
GNMA, 7.75%, 11/15/22	32,888	33,583
GNMA, 7.77%, 4/15/20 to 6/15/20	126,404	132,707
GNMA, 7.89%, 9/20/22	11,184	11,250
GNMA, 7.98%, 6/15/19	22,316	22,453
GNMA, 8.00%, 2/20/17 to 7/20/30	1,213,162	1,325,109
GNMA, 8.15%, 2/15/21	44,491	45,675
GNMA, 8.25%, 4/15/17 to 2/15/22	284,646	295,232
GNMA, 8.35%, 11/15/20	16,918	17,024
GNMA, 8.50%, 4/20/16 to 12/15/30	988,200	1,085,212
GNMA, 8.75%, 3/20/17 to 7/15/27	100,200	103,326
GNMA, 9.00%, 7/20/15 to 1/15/25	599,309	646,908
GNMA, 9.25%, 9/15/16 to 3/15/25	124,363	126,766
GNMA, 9.50%, 5/15/16 to 7/20/25	256,136	264,932
GNMA, 9.75%, 8/15/17 to 11/20/21	55,584	58,837
GNMA, 10.00%, 3/15/16 to 11/20/21	13,247	13,862
GNMA, 10.25%, 2/15/19	5,830	5,875
GNMA, 10.50%, 9/15/15 to 4/20/19	24,330	25,013
GNMA, 11.00%, 2/15/16 to 6/15/20	26,001	26,572
GNMA, 11.25%, 2/20/16	929	936
GNMA, 13.00%, 9/15/14 to 8/15/15	4,565	4,611
GNMA, 13.50%, 8/15/14	860	868
		1,617,073,806
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,631,429,238)		1,662,484,289
U.S. Government Agency Collateralized Mortgage Obligations(1) — 13.8%
GNMA, Series 1998-17, Class F, VRN, 0.68%, 10/16/13	219,474	221,910
GNMA, Series 1998-6, Class FA, VRN, 0.69%, 10/16/13	1,901,331	1,922,302
GNMA, Series 1999-43, Class FB, VRN, 0.53%, 10/16/13	6,092,096	6,123,218
GNMA, Series 2000-22, Class FG, VRN, 0.38%, 10/16/13	59,463	59,636
GNMA, Series 2001-59, Class FD, VRN, 0.68%, 10/16/13	987,824	999,215
GNMA, Series 2001-62, Class FB, VRN, 0.68%, 10/16/13	1,999,402	2,022,478
GNMA, Series 2002-13, Class FA, VRN, 0.68%, 10/16/13	1,211,170	1,222,697

7

Principal Amount	Value

GNMA, Series 2002-24, Class FA, VRN, 0.68%, 10/16/13	$2,224,075	$2,245,163
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.53%, 10/20/13	755,509	762,553
GNMA, Series 2002-31, Class FW, VRN, 0.58%, 10/16/13	720,793	727,382
GNMA, Series 2003-110, Class F, VRN, 0.58%, 10/20/13	3,050,874	3,069,881
GNMA, Series 2003-42, Class FW, VRN, 0.53%, 10/20/13	1,117,607	1,122,995
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	6,950,111	7,213,990
GNMA, Series 2003-66, Class HF, VRN, 0.63%, 10/20/13	1,944,822	1,960,907
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	10,236,074	10,674,275
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.43%, 10/16/13	1,429,285	1,435,986
GNMA, Series 2004-76, Class F, VRN, 0.58%, 10/20/13	2,681,489	2,698,369
GNMA, Series 2004-80, Class FM, VRN, 0.48%, 10/20/13	1,050,870	1,051,378
GNMA, Series 2005-13, Class FA, VRN, 0.38%, 10/20/13	7,965,703	7,974,358
GNMA, Series 2007-5, Class FA, VRN, 0.32%, 10/20/13	9,068,375	9,079,207
GNMA, Series 2007-58, Class FC, VRN, 0.68%, 10/20/13	4,814,160	4,854,346
GNMA, Series 2007-74, Class FL, VRN, 0.64%, 10/16/13	11,306,529	11,385,952
GNMA, Series 2008-18, Class FH, VRN, 0.78%, 10/20/13	7,771,252	7,874,963
GNMA, Series 2008-2, Class LF, VRN, 0.64%, 10/20/13	5,484,221	5,526,696
GNMA, Series 2008-27, Class FB, VRN, 0.73%, 10/20/13	15,210,541	15,371,271
GNMA, Series 2008-61, Class KF, VRN, 0.85%, 10/20/13	7,910,782	8,035,334
GNMA, Series 2008-73, Class FK, VRN, 0.94%, 10/20/13	9,725,560	9,958,360
GNMA, Series 2008-75, Class F, VRN, 0.71%, 10/20/13	10,742,037	10,857,879
GNMA, Series 2008-88, Class UF, VRN, 1.18%, 10/20/13	7,283,252	7,497,397
GNMA, Series 2009-109, Class FA, VRN, 0.58%, 10/16/13	2,270,687	2,282,791
GNMA, Series 2009-127, Class FA, VRN, 0.73%, 10/20/13	10,003,851	10,106,856
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	5,429,300	5,456,612
GNMA, Series 2009-58, Class MB, 4.50%, 2/16/33	11,150,000	11,377,873
GNMA, Series 2009-66, Class MA SEQ, 5.00%, 8/16/34	4,255,529	4,299,387
GNMA, Series 2009-76, Class FB, VRN, 0.78%, 10/16/13	6,561,214	6,609,777
GNMA, Series 2009-92, Class FJ, VRN, 0.86%, 10/16/13	4,299,806	4,374,431
GNMA, Series 2010-14, Class QF, VRN, 0.63%, 10/16/13	21,161,157	21,328,288
GNMA, Series 2010-25, Class FB, VRN, 0.73%, 10/16/13	17,067,199	17,203,694
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,303,374)		226,989,807
U.S. Treasury Securities — 6.1%
U.S. Treasury Notes, 0.125%, 7/31/14	40,000,000	40,011,720
U.S. Treasury Notes, 0.25%, 8/31/14	40,000,000	40,050,800
U.S. Treasury Notes, 0.50%, 10/15/14	20,000,000	20,077,340
TOTAL U.S. TREASURY SECURITIES (Cost $100,042,723)		100,139,860

8

	Shares	Value
Temporary Cash Investments — 4.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $13,547,622), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $13,287,070)		$13,287,059
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $16,234,483), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $15,944,475)		15,944,471
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $16,265,646), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $15,944,480)		15,944,471
SSgA U.S. Government Money Market Fund	24,721,182	24,721,182
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,897,183)		69,897,183

Value
TOTAL INVESTMENT SECURITIES — 124.8% (Cost $2,027,672,518)	$2,059,511,139
OTHER ASSETS AND LIABILITIES(4) — (24.8)%	(409,124,978)
TOTAL NET ASSETS — 100.0%	$1,650,386,161

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
99	U.S. Treasury 10-Year Notes	December 2013	$12,512,672	$(128,614)
157	U.S. Treasury 5-Year Notes	December 2013	19,004,359	(107,064)
			$31,517,031	$(235,678)

Notes to Schedule of Investments

GNMA = Government National Mortgage Association

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,266,153.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,027,672,518)	$2,059,511,139
Receivable for capital shares sold	2,029,512
Interest receivable	5,364,906
2,066,905,557

Liabilities
Payable for investments purchased	412,361,632
Payable for capital shares redeemed	2,998,063
Payable for variation margin on futures contracts	15,680
Accrued management fees	731,823
Distribution and service fees payable	86,299
Dividends payable	325,899
416,519,396

Net Assets	$1,650,386,161

Net Assets Consist of:
Capital paid in	$1,666,384,642
Distributions in excess of net investment income	(10,856,122)
Accumulated net realized loss	(36,745,302)
Net unrealized appreciation	31,602,943
$1,650,386,161

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,254,853,533	116,833,809	$10.74
Institutional Class	$52,568,263	4,894,773	$10.74
A Class	$315,355,979	29,360,990	$10.74*
C Class	$22,839,210	2,126,187	$10.74
R Class	$4,769,176	444,217	$10.74

*Maximum offering price $11.25 (net asset value divided by 0.955).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$17,219,720

Expenses:
Management fees	4,840,360
Distribution and service fees:
A Class	394,213
C Class	145,415
R Class	12,393
Trustees’ fees and expenses	53,297
Other expenses	68
5,445,746

Net investment income (loss)	11,773,974

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(29,318,246)
Futures contract transactions	841,493
(28,476,753)

Change in net unrealized appreciation (depreciation) on:
Investments	(22,181,178)
Futures contracts	(354,471)
(22,535,649)

Net realized and unrealized gain (loss)	(51,012,402)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,238,428)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$11,773,974	$43,994,928
Net realized gain (loss)	(28,476,753)	37,807,763
Change in net unrealized appreciation (depreciation)	(22,535,649)	(42,583,489)
Net increase (decrease) in net assets resulting from operations	(39,238,428)	39,219,202

Distributions to Shareholders
From net investment income:
Investor Class	(17,914,507)	(50,233,315)
Institutional Class	(803,638)	(1,804,299)
A Class	(3,684,238)	(8,566,324)
C Class	(229,149)	(514,046)
R Class	(51,648)	(120,524)
Decrease in net assets from distributions	(22,683,180)	(61,238,508)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(218,229,067)	69,212,619

Net increase (decrease) in net assets	(280,150,675)	47,193,313

Net Assets
Beginning of period	1,930,536,836	1,883,343,523
End of period	$1,650,386,161	$1,930,536,836

Undistributed (distribution in excess of) net investment income	$(10,856,122)	$53,084

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

13

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2013 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 were $2,911,046,177 and $3,101,651,128, respectively, all of which are U.S. Treasury and Government Agency obligations.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,523,363	$82,081,677	30,698,604	$344,172,051
Issued in reinvestment of distributions	1,470,823	15,888,460	3,968,380	44,469,309
Redeemed	(29,106,526)	(313,836,389)	(38,153,546)	(426,428,355)
	(20,112,340)	(215,866,252)	(3,486,562)	(37,786,995)
Institutional Class
Sold	857,345	9,263,805	3,281,578	36,802,821
Issued in reinvestment of distributions	74,328	802,837	160,623	1,798,543
Redeemed	(1,631,525)	(17,556,072)	(1,445,336)	(16,154,490)
	(699,852)	(7,489,430)	1,996,865	22,446,874
A Class
Sold	8,699,866	93,628,142	14,185,039	159,064,739
Issued in reinvestment of distributions	314,708	3,395,101	691,330	7,743,943
Redeemed	(7,656,606)	(82,696,697)	(9,184,049)	(102,570,340)
	1,357,968	14,326,546	5,692,320	64,238,342
C Class
Sold	130,015	1,434,063	2,301,065	25,785,632
Issued in reinvestment of distributions	15,721	169,843	33,009	369,412
Redeemed	(1,018,864)	(10,970,846)	(566,207)	(6,321,424)
	(873,128)	(9,366,940)	1,767,867	19,833,620
R Class
Sold	107,487	1,168,978	194,241	2,174,176
Issued in reinvestment of distributions	4,754	51,295	10,668	119,466
Redeemed	(98,344)	(1,053,264)	(162,047)	(1,812,864)
	13,897	167,009	42,862	480,778
Net increase (decrease)	(20,313,455)	$(218,229,067)	6,013,352	$69,212,619

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,662,484,289	—
U.S. Government Agency Collateralized Mortgage Obligations	—	226,989,807	—
U.S. Treasury Securities	—	100,139,860	—
Temporary Cash Investments	$24,721,182	45,176,001	—
Total Value of Investment Securities	$24,721,182	$2,034,789,957	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(235,678)	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

The value of interest rate risk derivative instruments as of September 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $15,680 in payable for variation margin on futures contracts.* For the six months ended September 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $841,493 in net realized gain (loss) on futures contract transactions and $(354,471) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

17

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,027,672,518
Gross tax appreciation of investments	$ 50,053,309
Gross tax depreciation of investments	(18,214,688)
Net tax appreciation (depreciation) of investments	$ 31,838,621

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2013, the fund had accumulated short-term capital losses of $(908,883), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2015.

As of March 31, 2013, the fund had post-October capital loss deferrals of $(6,960,883), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$11.10	0.07	(0.29)	(0.22)	(0.14)	$10.74	(1.98)%	0.55%(4)	0.55%(4)	1.37%(4)	1.37%(4)	136%	$1,254,854
2013	$11.21	0.25	(0.01)	0.24	(0.35)	$11.10	2.16%	0.55%	0.55%	2.26%	2.26%	237%	$1,519,666
2012	$10.84	0.35	0.42	0.77	(0.40)	$11.21	7.15%	0.55%	0.56%	3.12%	3.11%	130%	$1,574,686
2011	$10.76	0.39	0.13	0.52	(0.44)	$10.84	4.90%	0.53%	0.56%	3.57%	3.54%	100%	$1,382,165
2010	$10.68	0.40	0.14	0.54	(0.46)	$10.76	5.12%	0.54%	0.56%	3.69%	3.67%	171%	$1,414,742
2009	$10.40	0.43	0.30	0.73	(0.45)	$10.68	7.22%	0.53%	0.57%	4.12%	4.08%	330%	$1,336,491
Institutional Class
2013(3)	$11.10	0.08	(0.29)	(0.21)	(0.15)	$10.74	(1.88)%	0.35%(4)	0.35%(4)	1.57%(4)	1.57%(4)	136%	$52,568
2013	$11.21	0.27	(0.01)	0.26	(0.37)	$11.10	2.36%	0.35%	0.35%	2.46%	2.46%	237%	$62,075
2012	$10.83	0.37	0.43	0.80	(0.42)	$11.21	7.47%	0.35%	0.36%	3.32%	3.31%	130%	$40,336
2011	$10.76	0.41	0.13	0.54	(0.47)	$10.83	5.02%	0.33%	0.36%	3.77%	3.74%	100%	$12,313
2010	$10.68	0.42	0.14	0.56	(0.48)	$10.76	5.33%	0.34%	0.36%	3.89%	3.87%	171%	$17,971
2009	$10.40	0.45	0.30	0.75	(0.47)	$10.68	7.44%	0.33%	0.37%	4.32%	4.28%	330%	$8,016

19

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$11.10	0.06	(0.29)	(0.23)	(0.13)	$10.74	(2.10)%	0.80%(4)	0.80%(4)	1.12%(4)	1.12%(4)	136%	$315,356
2013	$11.21	0.22	(0.01)	0.21	(0.32)	$11.10	1.90%	0.80%	0.80%	2.01%	2.01%	237%	$310,736
2012	$10.84	0.32	0.42	0.74	(0.37)	$11.21	6.89%	0.80%	0.81%	2.87%	2.86%	130%	$250,169
2011	$10.76	0.36	0.14	0.50	(0.42)	$10.84	4.64%	0.78%	0.81%	3.32%	3.29%	100%	$164,395
2010	$10.68	0.37	0.14	0.51	(0.43)	$10.76	4.86%	0.79%	0.81%	3.44%	3.42%	171%	$158,819
2009	$10.40	0.40	0.30	0.70	(0.42)	$10.68	6.96%	0.78%	0.82%	3.87%	3.83%	330%	$146,874
C Class
2013(3)	$11.10	0.02	(0.29)	(0.27)	(0.09)	$10.74	(2.47)%	1.55%(4)	1.55%(4)	0.37%(4)	0.37%(4)	136%	$22,839
2013	$11.21	0.14	(0.01)	0.13	(0.24)	$11.10	1.14%	1.55%	1.55%	1.26%	1.26%	237%	$33,287
2012	$10.84	0.23	0.43	0.66	(0.29)	$11.21	6.09%	1.55%	1.56%	2.12%	2.11%	130%	$13,809
2011	$10.76	0.28	0.13	0.41	(0.33)	$10.84	3.87%	1.53%	1.56%	2.57%	2.54%	100%	$2,587
2010(6)	$10.78	0.02	(0.01)	0.01	(0.03)	$10.76	0.08%	1.54%(4)	1.56%(4)	2.72%(4)	2.70%(4)	171%(7)	$25
R Class
2013(3)	$11.09	0.05	(0.29)	(0.24)	(0.11)	$10.74	(2.14)%	1.05%(4)	1.05%(4)	0.87%(4)	0.87%(4)	136%	$4,769
2013	$11.21	0.20	(0.03)	0.17	(0.29)	$11.09	1.56%	1.05%	1.05%	1.76%	1.76%	237%	$4,773
2012	$10.83	0.29	0.43	0.72	(0.34)	$11.21	6.72%	1.05%	1.06%	2.62%	2.61%	130%	$4,343
2011	$10.76	0.34	0.12	0.46	(0.39)	$10.83	4.29%	1.03%	1.06%	3.07%	3.04%	100%	$2,775
2010	$10.68	0.34	0.14	0.48	(0.40)	$10.76	4.58%	1.04%	1.06%	3.19%	3.17%	171%	$1,820
2009	$10.40	0.36	0.32	0.68	(0.40)	$10.68	6.69%	1.03%	1.07%	3.62%	3.58%	330%	$556

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through March 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

22

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

23

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

24

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

25

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

27

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79784 1311

SEMIANNUAL REPORT	SEPTEMBER 30, 2013

Government Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	21
Approval of Management Agreement	23
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPTNX	-2.24%	-2.60%	4.13%	4.12%	7.04%	5/16/80
Barclays U.S. Government/MBS Index	—	-1.43%	-1.65%	4.33%	4.45%	8.04%(2)	—
Institutional Class	ABTIX	-2.05%	-2.41%	—	—	3.26%	3/1/10
A Class(3) No sales charge* With sales charge*	ABTAX	-2.36% -6.78%	-2.84% -7.23%	3.87% 2.92%	3.86% 3.38%	4.89% 4.59%	10/9/97
C Class No sales charge* With sales charge*	ABTCX	-2.73% -3.70%	-3.66% -3.66%	— —	— —	2.01% 2.01%	3/1/10
R Class	ABTRX	-2.48%	-3.17%	—	—	2.52%	3/1/10

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Performance information prior to September 3, 2002, is that of the American Century Treasury Fund, all of the net assets of which were acquired by Government Bond pursuant to a plan of reorganization approved by Treasury Fund shareholders on August 2, 2002.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 5/31/80, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.47%	0.27%	0.72%	1.47%	0.97%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	4.7 years
Weighted Average Life	5.8 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	51.2%
U.S. Government Agency Mortgage-Backed Securities	43.3%
Collateralized Mortgage Obligations	7.8%
U.S. Government Agency Securities	3.0%
Temporary Cash Investments	6.2%
Other Assets and Liabilities	(11.5)%*

*Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$977.60	$2.33	0.47%
Institutional Class	$1,000	$979.50	$1.34	0.27%
A Class	$1,000	$976.40	$3.57	0.72%
C Class	$1,000	$972.70	$7.27	1.47%
R Class	$1,000	$975.20	$4.80	0.97%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 51.2%
U.S. Treasury Bonds, 10.625%, 8/15/15	$ 6,250,000	$ 7,455,569
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	20,448,890
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,749,411
U.S. Treasury Bonds, 6.75%, 8/15/26	1,500,000	2,115,704
U.S. Treasury Bonds, 6.125%, 11/15/27	1,100,000	1,485,773
U.S. Treasury Bonds, 5.50%, 8/15/28	2,500,000	3,200,977
U.S. Treasury Bonds, 5.25%, 2/15/29	5,000,000	6,253,125
U.S. Treasury Bonds, 5.375%, 2/15/31	4,200,000	5,358,608
U.S. Treasury Bonds, 3.50%, 2/15/39	4,000,000	3,922,500
U.S. Treasury Bonds, 4.375%, 11/15/39	11,200,000	12,676,126
U.S. Treasury Bonds, 4.625%, 2/15/40	10,000,000	11,757,810
U.S. Treasury Bonds, 4.375%, 5/15/41	8,000,000	9,041,248
U.S. Treasury Bonds, 3.125%, 11/15/41	6,500,000	5,860,153
U.S. Treasury Bonds, 2.75%, 11/15/42	2,500,000	2,069,140
U.S. Treasury Bonds, 3.125%, 2/15/43	7,500,000	6,719,535
U.S. Treasury Bonds, 2.875%, 5/15/43	12,000,000	10,185,000
U.S. Treasury Notes, 0.50%, 10/15/13	10,000,000	10,001,950
U.S. Treasury Notes, 0.25%, 10/31/13	15,000,000	15,002,340
U.S. Treasury Notes, 2.00%, 11/30/13	10,000,000	10,032,420
U.S. Treasury Notes, 0.75%, 12/15/13	22,500,000	22,533,390
U.S. Treasury Notes, 1.25%, 3/15/14	8,000,000	8,043,904
U.S. Treasury Notes, 0.25%, 1/31/14	10,000,000	10,007,620
U.S. Treasury Notes, 1.25%, 4/15/14	14,000,000	14,089,138
U.S. Treasury Notes, 0.625%, 7/15/14	10,000,000	10,041,990
U.S. Treasury Notes, 0.50%, 10/15/14	5,000,000	5,019,335
U.S. Treasury Notes, 2.25%, 1/31/15	30,000,000	30,826,170
U.S. Treasury Notes, 0.375%, 3/15/15	45,000,000	45,112,500
U.S. Treasury Notes, 0.25%, 5/31/15	15,000,000	14,998,530
U.S. Treasury Notes, 0.25%, 7/31/15	10,000,000	9,993,950
U.S. Treasury Notes, 0.375%, 11/15/15(1)	7,000,000	7,002,184
U.S. Treasury Notes, 1.375%, 11/30/15	14,500,000	14,813,229
U.S. Treasury Notes, 1.50%, 6/30/16	16,700,000	17,130,543
U.S. Treasury Notes, 1.50%, 7/31/16	25,200,000	25,842,802
U.S. Treasury Notes, 4.875%, 8/15/16	14,000,000	15,706,250
U.S. Treasury Notes, 0.875%, 11/30/16	14,500,000	14,569,672
U.S. Treasury Notes, 0.875%, 1/31/17	16,200,000	16,244,291
U.S. Treasury Notes, 0.875%, 2/28/17	5,700,000	5,709,798
U.S. Treasury Notes, 0.75%, 6/30/17	9,000,000	8,931,447
U.S. Treasury Notes, 0.50%, 7/31/17	5,000,000	4,907,615
U.S. Treasury Notes, 2.375%, 7/31/17	24,000,000	25,248,744
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	13,665,948
U.S. Treasury Notes, 0.75%, 10/31/17	24,000,000	23,679,384
U.S. Treasury Notes, 1.875%, 10/31/17	35,000,000	36,108,800
U.S. Treasury Notes, 0.875%, 1/31/18	21,500,000	21,227,896
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,122,812
U.S. Treasury Notes, 1.00%, 5/31/18	20,440,000	20,183,703
U.S. Treasury Notes, 1.375%, 6/30/18	18,000,000	18,054,144
U.S. Treasury Notes, 1.375%, 7/31/18	25,800,000	25,853,406
U.S. Treasury Notes, 1.375%, 9/30/18	8,000,000	7,996,560
U.S. Treasury Notes, 1.375%, 11/30/18	20,000,000	19,945,320
U.S. Treasury Notes, 3.625%, 2/15/21	6,000,000	6,641,718

7

Principal Amount	Value

U.S. Treasury Notes, 2.125%, 8/15/21	$15,000,000	$ 14,883,990
U.S. Treasury Notes, 2.00%, 2/15/22	10,000,000	9,726,560
U.S. Treasury Notes, 1.75%, 5/15/23	17,000,000	15,760,190
TOTAL U.S. TREASURY SECURITIES (Cost $706,553,879)		715,959,812
U.S. Government Agency Mortgage-Backed Securities(2) — 43.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.9%
FHLMC, VRN, 2.07%, 10/15/13	4,667,366	4,679,692
FHLMC, VRN, 2.36%, 10/15/13	3,743,189	3,671,537
FHLMC, VRN, 2.37%, 10/15/13	4,875,173	4,774,241
FHLMC, VRN, 2.58%, 10/15/13	1,945,874	2,022,088
FHLMC, VRN, 2.67%, 10/15/13	5,099,574	5,259,832
FHLMC, VRN, 2.89%, 10/15/13	10,568,648	10,683,429
FHLMC, VRN, 3.44%, 10/15/13	1,078,860	1,145,552
FHLMC, VRN, 3.56%, 10/15/13	3,039,328	3,216,476
FHLMC, VRN, 3.76%, 10/15/13	3,866,545	4,052,853
FHLMC, VRN, 4.05%, 10/15/13	750,842	792,103
FHLMC, VRN, 5.23%, 10/15/13	2,299,663	2,422,667
FHLMC, VRN, 5.55%, 10/15/13	3,774,547	4,058,078
FNMA, VRN, 2.74%, 10/25/13	2,196,957	2,263,877
FNMA, VRN, 2.78%, 10/25/13	918,284	984,403
FNMA, VRN, 3.02%, 10/25/13	3,650,735	3,713,200
FNMA, VRN, 3.31%, 10/25/13	4,181,174	4,305,086
FNMA, VRN, 3.36%, 10/25/13	2,244,008	2,389,236
FNMA, VRN, 3.60%, 10/25/13	2,226,137	2,367,397
FNMA, VRN, 3.93%, 10/25/13	2,362,605	2,525,576
FNMA, VRN, 5.39%, 10/25/13	1,500,601	1,617,988
FNMA, VRN, 6.03%, 10/25/13	4,335,086	4,728,880
GNMA, VRN, 1.625%, 10/20/13	822,684	855,799
GNMA, VRN, 1.625%, 10/20/13	996,266	1,037,734
GNMA, VRN, 1.625%, 10/20/13	2,021,175	2,105,311
GNMA, VRN, 1.625%, 10/20/13	738,739	768,463
GNMA, VRN, 1.625%, 10/20/13	727,263	756,531
GNMA, VRN, 1.625%, 10/20/13	1,418,204	1,475,309
GNMA, VRN, 1.75%, 10/20/13	1,934,141	2,012,636
GNMA, VRN, 2.125%, 10/20/13	1,398,572	1,454,159
		82,140,133
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 37.4%
FHLMC, 4.50%, 1/1/19	810,178	858,130
FHLMC, 5.00%, 5/1/23	4,634,459	5,009,896
FHLMC, 5.50%, 10/1/34	698,590	757,723
FHLMC, 5.50%, 4/1/38	9,540,998	10,336,910
FHLMC, 4.00%, 12/1/40	2,751,078	2,884,066
FHLMC, 4.00%, 4/1/41	11,791,683	12,390,469
FHLMC, 6.50%, 7/1/47	52,981	56,810
FNMA, 3.00%, 11/13/13(3)	20,000,000	19,496,876
FNMA, 3.50%, 11/13/13(3)	27,500,000	27,933,984
FNMA, 4.00%, 11/13/13(3)	34,000,000	35,545,939
FNMA, 4.50%, 11/13/13(3)	10,000,000	10,654,687
FNMA, 5.00%, 11/13/13(3)	27,000,000	29,206,413
FNMA, 5.50%, 11/13/13(3)	15,000,000	16,326,567
FNMA, 4.50%, 6/1/18	483,725	514,590
FNMA, 4.50%, 5/1/19	2,596,321	2,762,702
FNMA, 5.00%, 9/1/20	277,362	297,183
FNMA, 4.50%, 11/1/20	232,047	246,862
FNMA, 6.50%, 3/1/32	206,038	235,678
FNMA, 7.00%, 6/1/32	215,772	242,520
FNMA, 6.50%, 8/1/32	220,574	247,549
FNMA, 5.50%, 7/1/33	1,777,569	1,944,601
FNMA, 5.00%, 11/1/33	9,596,702	10,457,822
FNMA, 6.00%, 12/1/33	6,120,281	6,784,255
FNMA, 5.50%, 8/1/34	7,541,174	8,251,892
FNMA, 5.50%, 9/1/34	568,757	621,669
FNMA, 5.50%, 10/1/34	4,245,290	4,639,354
FNMA, 5.00%, 8/1/35	1,270,522	1,377,104
FNMA, 5.50%, 1/1/36	8,226,408	8,979,342
FNMA, 5.00%, 2/1/36	800,191	869,018

8

Principal Amount	Value

FNMA, 5.50%, 4/1/36	$ 2,192,476	$ 2,392,855
FNMA, 5.00%, 5/1/36	3,793,590	4,122,493
FNMA, 5.50%, 12/1/36	1,475,122	1,608,193
FNMA, 5.50%, 2/1/37	5,252,924	5,725,862
FNMA, 6.50%, 8/1/37	522,820	564,947
FNMA, 6.00%, 9/1/37	2,266,410	2,477,616
FNMA, 6.00%, 11/1/37	12,283,752	13,442,009
FNMA, 6.00%, 9/1/38	453,989	487,994
FNMA, 6.00%, 11/1/38	361,297	387,999
FNMA, 4.50%, 2/1/39	2,851,332	3,048,571
FNMA, 4.50%, 4/1/39	1,726,185	1,860,938
FNMA, 4.50%, 5/1/39	4,346,110	4,715,093
FNMA, 6.50%, 5/1/39	6,631,042	7,340,217
FNMA, 4.50%, 10/1/39	6,674,425	7,208,363
FNMA, 4.50%, 3/1/40	10,553,475	11,344,515
FNMA, 4.00%, 10/1/40	6,143,222	6,451,934
FNMA, 4.50%, 11/1/40	5,820,664	6,255,544
FNMA, 4.50%, 4/1/41	33,101,314	35,552,058
FNMA, 4.00%, 5/1/41	5,484,942	5,765,167
FNMA, 4.50%, 6/1/41	8,249,632	8,871,167
FNMA, 4.50%, 7/1/41	794,659	853,520
FNMA, 4.00%, 8/1/41	5,701,722	5,983,616
FNMA, 4.50%, 9/1/41	3,826,373	4,099,845
FNMA, 3.50%, 10/1/41	6,794,000	6,939,195
FNMA, 4.00%, 1/1/42	4,819,132	5,058,084
FNMA, 3.50%, 5/1/42	4,444,511	4,534,126
FNMA, 3.50%, 6/1/42	3,762,968	3,840,069
FNMA, 3.50%, 9/1/42	4,642,909	4,736,599
FNMA, 6.50%, 8/1/47	101,571	109,480
FNMA, 6.50%, 8/1/47	125,503	135,132
FNMA, 6.50%, 9/1/47	426,695	459,264
FNMA, 6.50%, 9/1/47	13,057	14,058
FNMA, 6.50%, 9/1/47	38,637	41,614
FNMA, 6.50%, 9/1/47	118,991	128,063
FNMA, 6.50%, 9/1/47	37,477	40,324
FNMA, 6.00%, 4/1/48	1,936,967	2,057,547
GNMA, 3.50%, 10/21/13(3)	5,000,000	5,137,500
GNMA, 4.00%, 10/21/13(3)	22,000,000	23,199,689
GNMA, 5.50%, 12/20/38	5,414,135	5,954,481
GNMA, 6.00%, 1/20/39	1,378,544	1,515,850
GNMA, 5.00%, 3/20/39	6,759,647	7,370,731
GNMA, 5.50%, 3/20/39	2,371,704	2,607,781
GNMA, 5.50%, 4/20/39	4,152,279	4,582,470
GNMA, 4.50%, 1/15/40	4,232,320	4,571,232
GNMA, 4.00%, 11/20/40	14,718,731	15,618,441
GNMA, 4.00%, 12/15/40	3,260,493	3,473,337
GNMA, 4.50%, 7/20/41	14,517,670	15,665,092
GNMA, 3.50%, 6/20/42	17,328,275	17,892,892
GNMA, 3.50%, 7/20/42	13,176,766	13,606,473
GNMA, 4.50%, 8/20/42	13,116,639	14,177,465
		523,958,116
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $598,083,793)		606,098,249
Collateralized Mortgage Obligations(2) — 7.8%
FHLMC, Series 2684, Class FP, VRN, 0.68%, 10/15/13	3,764,743	3,769,041
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	3,116,595	3,265,644
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	3,112,927	3,228,333
FHLMC, Series 2779, Class FM SEQ, VRN, 0.53%, 10/15/13	121,395	121,546
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	5,603,250	5,905,730
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	2,736,388	2,984,408
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	6,304,557	6,850,673
FHLMC, Series 3397, Class GF, VRN, 0.68%, 10/15/13	2,926,588	2,945,416
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,425,479
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,143,630
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	3,633,860	3,808,872
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,524,420	5,793,520
FNMA, Series 2003-42, Class FK, VRN, 0.58%, 10/25/13	181,213	181,418
FNMA, Series 2003-43, Class LF, VRN, 0.53%, 10/25/13	348,609	348,999
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	5,630,806	5,903,497

9

Principal Amount	Value

FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	$ 3,746,253	$ 3,938,949
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	6,567,512	6,749,245
FNMA, Series 2007-36, Class FB, VRN, 0.58%, 10/25/13	694,537	697,932
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	7,769,916	8,067,197
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	2,192,355	2,250,540
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	5,527,231	5,763,849
GNMA, Series 2007-5, Class FA, VRN, 0.32%, 10/20/13	2,305,013	2,307,766
GNMA, Series 2008-18, Class FH, VRN, 0.78%, 10/20/13	4,184,520	4,240,365
GNMA, Series 2010-14, Class QF, VRN, 0.63%, 10/16/13	9,165,462	9,237,851
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	3,516,435	3,716,214
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,217,753)		108,646,114
U.S. Government Agency Securities — 3.0%
FHLMC, 0.375%, 10/30/13	15,000,000	15,003,750
FHLMC, 1.375%, 5/1/20	4,000,000	3,813,868
FHLMC, 2.375%, 1/13/22	13,500,000	13,169,358
FNMA, 1.625%, 11/27/18(6)	2,900,000	2,892,875
FNMA, 6.625%, 11/15/30	5,300,000	7,103,478
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $43,258,811)		41,983,329

	Shares/ Principal Amount	Value
Temporary Cash Investments — 6.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations,

1.375%, 9/30/18, valued at $11,148,800), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $10,934,382)

		$ 10,934,373
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $13,359,909), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $13,121,252)		13,121,248
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $13,385,554), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $13,121,255)		13,121,248
SSgA U.S. Government Money Market Fund	20,210,389	20,210,389
U.S. Treasury Bills, 0.08%, 11/21/13(4)	$ 7,500,000	7,499,858
U.S. Treasury Bills, 0.08%, 11/21/13(4)	7,500,000	7,499,858
U.S. Treasury Notes, 0.11%, 10/31/13(4)	15,000,000	15,032,820
TOTAL TEMPORARY CASH INVESTMENTS (Cost $87,418,247)		87,419,794
TOTAL INVESTMENT SECURITIES — 111.5% (Cost $1,542,532,483)		1,560,107,298
OTHER ASSETS AND LIABILITIES(5) — (11.5)%		(160,892,968)
TOTAL NET ASSETS — 100.0%		$1,399,214,330

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
80	U.S. Treasury 5-Year Notes	December 2013	$ 9,683,750	$ (54,555)
51	U.S. Treasury 10-Year Notes	December 2013	6,445,922	(66,256)
58	U.S. Treasury Long Bonds	December 2013	7,735,750	(127,582)
			$23,865,422	$(248,393)

10

Notes to Schedule of Investments

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $330,103.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,542,532,483)	$1,560,107,298
Receivable for investments sold	147,370,850
Receivable for capital shares sold	1,695,179
Interest receivable	5,528,815
1,714,702,142

Liabilities
Payable for investments purchased	313,021,366
Payable for capital shares redeemed	1,699,400
Payable for variation margin on futures contracts	4,390
Accrued management fees	483,459
Distribution and service fees payable	38,810
Dividends payable	240,387
315,487,812

Net Assets	$1,399,214,330

Net Assets Consist of:
Capital paid in	$1,393,957,264
Distributions in excess of net investment income	(4,979,378)
Accumulated net realized loss	(7,089,978)
Net unrealized appreciation	17,326,422
$1,399,214,330

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$912,041,581	82,697,918	$11.03
Institutional Class	$311,024,785	28,209,728	$11.03
A Class	$169,890,245	15,404,546	$11.03*
C Class	$2,791,924	253,292	$11.02
R Class	$3,465,795	314,441	$11.02

*Maximum offering price $11.55 (net asset value divided by 0.955).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 13,078,985

Expenses:
Management fees	3,201,446
Distribution and service fees:
A Class	232,738
C Class	17,604
R Class	7,995
Trustees’ fees and expenses	44,125
Other expenses	56
3,503,964

Net investment income (loss)	9,575,021

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,894,275)
Futures contract transactions	1,315,137
(6,579,138)

Change in net unrealized appreciation (depreciation) on:
Investments	(39,014,830)
Futures contracts	(370,500)
(39,385,330)

Net realized and unrealized gain (loss)	(45,964,468)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(36,389,447)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$ 9,575,021	$ 26,811,196
Net realized gain (loss)	(6,579,138)	16,707,660
Change in net unrealized appreciation (depreciation)	(39,385,330)	(7,383,533)
Net increase (decrease) in net assets resulting from operations	(36,389,447)	36,135,323

Distributions to Shareholders
From net investment income:
Investor Class	(9,314,252)	(23,294,816)
Institutional Class	(3,685,846)	(6,887,306)
A Class	(1,533,505)	(4,028,675)
C Class	(15,801)	(37,516)
R Class	(22,306)	(23,776)
From net realized gains:
Investor Class	—	(7,347,367)
Institutional Class	—	(2,603,538)
A Class	—	(1,449,830)
C Class	—	(28,257)
R Class	—	(11,856)
Decrease in net assets from distributions	(14,571,710)	(45,712,937)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(235,184,356)	270,034,135

Net increase (decrease) in net assets	(286,145,513)	260,456,521

Net Assets
Beginning of period	1,685,359,843	1,424,903,322
End of period	$1,399,214,330	$1,685,359,843

Undistributed (distributions in excess of) net investment income	$(4,979,378)	$17,311

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2013 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 were $1,666,811,222 and $1,935,632,039, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,994,267	$ 100,479,172	28,134,601	$ 324,308,157
Issued in reinvestment of distributions	761,044	8,472,990	2,430,798	28,031,432
Redeemed	(21,412,001)	(238,796,452)	(35,953,980)	(413,972,394)
	(11,656,690)	(129,844,290)	(5,388,581)	(61,632,805)
Institutional Class
Sold	8,108,970	91,179,707	43,331,857	499,262,100
Issued in reinvestment of distributions	322,225	3,588,072	808,019	9,303,678
Redeemed	(15,110,809)	(168,834,697)	(14,344,576)	(164,294,480)
	(6,679,614)	(74,066,918)	29,795,300	344,271,298
A Class
Sold	2,109,391	23,517,548	8,700,074	100,214,412
Issued in reinvestment of distributions	67,599	752,900	242,671	2,798,325
Redeemed	(4,897,327)	(54,708,476)	(10,404,539)	(119,799,644)
	(2,720,337)	(30,438,028)	(1,461,794)	(16,786,907)
C Class
Sold	44,622	499,047	250,666	2,890,828
Issued in reinvestment of distributions	1,192	13,275	4,161	47,890
Redeemed	(158,511)	(1,760,914)	(115,104)	(1,317,117)
	(112,697)	(1,248,592)	139,723	1,621,601
R Class
Sold	88,027	968,063	261,698	3,008,887
Issued in reinvestment of distributions	1,782	19,820	2,834	32,557
Redeemed	(51,980)	(574,411)	(41,990)	(480,496)
	37,829	413,472	222,542	2,560,948
Net increase (decrease)	(21,131,509)	$(235,184,356)	23,307,190	$ 270,034,135

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$ 715,959,812	—
U.S. Government Agency Mortgage-Backed Securities	—	606,098,249	—
Collateralized Mortgage Obligations	—	108,646,114	—
U.S. Government Agency Securities	—	41,983,329	—
Temporary Cash Investments	$20,210,389	67,209,405	—
Total Value of Investment Securities	$20,210,389	$1,539,896,909	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(248,393)	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

The value of interest rate risk derivative instruments as of September 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $4,390 in payable for variation margin on futures contracts.* For the six months ended September 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,315,137 in net realized gain (loss) on futures contract transactions and $(370,500) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,543,468,432
Gross tax appreciation of investments	$ 28,188,751
Gross tax depreciation of investments	(11,549,885)
Net tax appreciation (depreciation) of investments	$ 16,638,866

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2013, the fund had post-October capital loss deferrals of $(1,012,375), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$11.39	0.07	(0.32)	(0.25)	(0.11)	—	(0.11)	$11.03	(2.24)%	0.47%(4)	1.24%(4)	106%	$912,042
2013	$11.43	0.18	0.09	0.27	(0.24)	(0.07)	(0.31)	$11.39	2.36%	0.47%	1.59%	184%	$1,074,464
2012	$11.07	0.29	0.50	0.79	(0.31)	(0.12)	(0.43)	$11.43	7.20%	0.48%	2.53%	127%	$1,139,706
2011	$11.02	0.32	0.13	0.45	(0.34)	(0.06)	(0.40)	$11.07	4.04%	0.48%	2.83%	93%	$995,817
2010	$11.26	0.37	(0.07)	0.30	(0.38)	(0.16)	(0.54)	$11.02	2.77%	0.48%	3.28%	124%	$988,435
2009	$11.05	0.39	0.34	0.73	(0.40)	(0.12)	(0.52)	$11.26	6.90%	0.49%	3.58%	335%	$895,833
Institutional Class
2013(3)	$11.38	0.08	(0.31)	(0.23)	(0.12)	—	(0.12)	$11.03	(2.05)%	0.27%(4)	1.44%(4)	106%	$311,025
2013	$11.42	0.20	0.09	0.29	(0.26)	(0.07)	(0.33)	$11.38	2.56%	0.27%	1.79%	184%	$397,188
2012	$11.07	0.31	0.49	0.80	(0.33)	(0.12)	(0.45)	$11.42	7.32%	0.28%	2.73%	127%	$58,198
2011	$11.01	0.34	0.14	0.48	(0.36)	(0.06)	(0.42)	$11.07	4.34%	0.28%	3.03%	93%	$27,492
2010(5)	$11.07	0.03	(0.06)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.26)%	0.28%(4)	3.33%(4)	124%(6)	$25
A Class(7)
2013(3)	$11.39	0.06	(0.33)	(0.27)	(0.09)	—	(0.09)	$11.03	(2.36)%	0.72%(4)	0.99%(4)	106%	$169,890
2013	$11.43	0.16	0.08	0.24	(0.21)	(0.07)	(0.28)	$11.39	2.10%	0.72%	1.34%	184%	$206,394
2012	$11.07	0.26	0.50	0.76	(0.28)	(0.12)	(0.40)	$11.43	6.93%	0.73%	2.28%	127%	$223,798
2011	$11.02	0.29	0.13	0.42	(0.31)	(0.06)	(0.37)	$11.07	3.78%	0.73%	2.58%	93%	$201,020
2010	$11.26	0.34	(0.07)	0.27	(0.35)	(0.16)	(0.51)	$11.02	2.52%	0.73%	3.03%	124%	$191,437
2009	$11.05	0.36	0.35	0.71	(0.38)	(0.12)	(0.50)	$11.26	6.64%	0.74%	3.33%	335%	$189,956

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(3)	$11.38	0.01	(0.32)	(0.31)	(0.05)	—	(0.05)	$11.02	(2.73)%	1.47%(4)	0.24%(4)	106%	$2,792
2013	$11.42	0.07	0.08	0.15	(0.12)	(0.07)	(0.19)	$11.38	1.35%	1.47%	0.59%	184%	$4,166
2012	$11.07	0.17	0.49	0.66	(0.19)	(0.12)	(0.31)	$11.42	6.04%	1.48%	1.53%	127%	$2,584
2011	$11.01	0.20	0.14	0.34	(0.22)	(0.06)	(0.28)	$11.07	3.10%	1.48%	1.83%	93%	$1,134
2010(5)	$11.07	0.02	(0.06)	(0.04)	(0.02)	—	(0.02)	$11.01	(0.36)%	1.48%(4)	2.13%(4)	124%(6)	$44
R Class
2013(3)	$11.38	0.04	(0.32)	(0.28)	(0.08)	—	(0.08)	$11.02	(2.48)%	0.97%(4)	0.74%(4)	106%	$3,466
2013	$11.42	0.12	0.09	0.21	(0.18)	(0.07)	(0.25)	$11.38	1.85%	0.97%	1.09%	184%	$3,148
2012	$11.07	0.23	0.49	0.72	(0.25)	(0.12)	(0.37)	$11.42	6.58%	0.98%	2.03%	127%	$617
2011	$11.01	0.26	0.14	0.40	(0.28)	(0.06)	(0.34)	$11.07	3.62%	0.98%	2.33%	93%	$146
2010(5)	$11.07	0.02	(0.05)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.32)%	0.98%(4)	2.63%(4)	124%(6)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through March 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

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•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

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The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

25

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

26

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79785 1311

SEMIANNUAL REPORT	SEPTEMBER 30, 2013

Inflation-Adjusted Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	22
Approval of Management Agreement	25
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACITX	-6.83%	-6.69%	4.99%	4.85%	5.69%	2/10/97
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	-6.40%	-6.10%	5.31%	5.23%	6.28%(2)	—
Institutional Class	AIANX	-6.68%	-6.50%	5.21%	5.06%	5.27%	10/1/02
A Class(3) No sales charge* With sales charge*	AIAVX	-6.96% -11.17%	-6.87% -11.07%	4.73% 3.77%	4.59% 4.11%	5.76% 5.45%	6/15/98
C Class No sales charge* With sales charge*	AINOX	-7.33% -8.26%	-7.62% -7.62%	— —	— —	3.65% 3.65%	3/1/10
R Class	AIARX	-7.05%	-7.16%	—	—	4.19%	3/1/10

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/28/97, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.47%	0.27%	0.72%	1.47%	0.97%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	5.8 years
Weighted Average Life	8.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	92.5%
Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	1.5%
Collateralized Mortgage Obligations	1.2%
Municipal Securities	0.1%
Temporary Cash Investments	3.4%
Other Assets and Liabilities	(0.3)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$931.70	$2.28	0.47%
Institutional Class	$1,000	$933.20	$1.31	0.27%
A Class	$1,000	$930.40	$3.48	0.72%
C Class	$1,000	$926.70	$7.10	1.47%
R Class	$1,000	$929.50	$4.69	0.97%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 92.5%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$159,537,375	$ 190,659,607
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	110,396,972	127,551,668
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	81,286,510	97,943,904
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	77,540,997	86,967,035
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	61,722,323	85,456,469
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	31,255,263	38,474,510
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	86,607,512	124,366,395
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	22,080,351	30,968,554
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	47,412,941	56,165,797
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	57,281,253	67,967,758
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	101,828,315	87,325,723
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	31,496,930	25,871,767
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	33,440,819	34,585,130
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	34,277,538	35,046,109
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	56,955,054	60,169,882
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	120,464,517	128,906,429
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	170,913,835	175,520,476
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	$104,131,017	$ 114,991,570
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	133,313,351	147,967,421
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	246,830,400	254,726,998
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	93,325,306	105,989,830
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	84,492,156	92,944,667
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	44,969,030	46,363,789
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	51,943,880	57,077,390
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	59,622,948	67,732,623
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	42,776,573	48,502,945
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	88,794,906	97,476,650
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	115,788,072	126,801,486
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	150,400,265	162,050,420
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	179,065,739	186,571,100
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	201,255,600	198,936,532
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	118,848,600	117,186,621
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	194,105,436	188,979,888
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	64,743,165	64,454,864
TOTAL U.S. TREASURY SECURITIES (Cost $3,369,066,772)		3,532,702,007

7

Principal Amount	Value

Commercial Mortgage-Backed Securities(2) — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	$3,397,913	$3,410,718
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	5,300,000	5,712,491
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	2,000,000	1,908,026
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	4,450,000	4,603,861
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	14,709,011	15,002,470
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,860,000	6,130,281
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(3)	8,350,000	7,944,169
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	8,650,000	8,792,578
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	7,500,000	8,008,343
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $62,925,296)		61,512,937
Corporate Bonds — 1.5%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	900,000	979,506
Lockheed Martin Corp., 4.25%, 11/15/19	1,000,000	1,088,611
		2,068,117
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	3,931,141
PepsiCo, Inc., 2.75%, 3/1/23	1,050,000	985,948
		4,917,089
CAPITAL MARKETS†
Ameriprise Financial, Inc., 4.00%, 10/15/23	200,000	202,849
COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15	980,000	1,017,748
CONSUMER FINANCE — 0.1%
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	520,000	510,995
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	929,057
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,390,917
		2,830,969
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	512,087
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Citigroup, Inc., 1.75%, 5/1/18	1,000,000	971,136
Citigroup, Inc., 4.50%, 1/14/22	1,000,000	1,050,240
General Electric Capital Corp., MTN, 5.625%, 9/15/17	200,000	228,139
General Electric Capital Corp., MTN, 6.00%, 8/7/19	2,550,000	2,972,091
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	3,600,000	4,122,396
		9,344,002
DIVERSIFIED TELECOMMUNICATION SERVICES†
Verizon Communications, Inc., 6.10%, 4/15/18	970,000	1,122,843
FOOD PRODUCTS†
Unilever Capital Corp., 2.20%, 3/6/19	500,000	504,349
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,324,595
HEALTH CARE PROVIDERS AND SERVICES†
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,200,000	1,096,858
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,384,146

8

Principal Amount	Value

INSURANCE — 0.1%
Boeing Capital Corp., 2.125%, 8/15/16	$3,680,000	$3,804,575
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,000,000	944,947
		4,749,522
IT SERVICES†
International Business Machines Corp., 1.95%, 7/22/16	980,000	1,010,042
MACHINERY†
Deere & Co., 2.60%, 6/8/22	520,000	491,695
MEDIA†
Time Warner Cable, Inc., 8.25%, 2/14/14	1,210,000	1,242,186
METALS AND MINING — 0.1%
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,282,275
MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,854,643
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,820,000	1,836,258
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,420,826
		7,111,727
OIL, GAS AND CONSUMABLE FUELS — 0.1%
Apache Corp., 4.75%, 4/15/43	1,170,000	1,111,610
BP Capital Markets plc, 2.50%, 11/6/22	520,000	471,554
Chevron Corp., 2.43%, 6/24/20	150,000	148,524
ConocoPhillips, 4.75%, 2/1/14	1,598,000	1,620,802
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,010,155
		4,362,645
PHARMACEUTICALS — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	1,375,000	1,288,998
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,941,000	2,309,862
		3,598,860
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 2.70%, 12/15/22	350,000	325,851
SOFTWARE — 0.1%
Microsoft Corp., 2.125%, 11/15/22	560,000	510,761
Oracle Corp., 2.50%, 10/15/22	1,100,000	1,016,498
		1,527,259
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,320,000	2,356,380
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	560,000	718,558
		3,074,938
TOTAL CORPORATE BONDS(Cost $56,485,027)		58,102,652
Collateralized Mortgage Obligations(2) — 1.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,676,471	1,740,867
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,946,733	3,058,597
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,831,419	1,880,122
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	2,435,654	2,565,114
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	4,252,647	4,413,308
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	4,218,825	4,390,405
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	2,995,397	3,164,826
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	2,217,627	2,302,531
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/13	855,021	857,357
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/13	2,826,394	2,817,438
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	3,602,017	3,820,348

9

Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	$3,719,242	$3,925,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,459,006	1,511,220
		36,447,188
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	9,070,621	9,892,759
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,068,497)		46,339,947
Municipal Securities — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	430,000	530,375
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	323,606
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	994,026
TOTAL MUNICIPAL SECURITIES (Cost $1,599,433)		1,848,007

	Principal Amount/ Shares	Value
Temporary Cash Investments — 3.4%
BNP Paribas Finance, Inc., 0.01%, 10/1/13(4)	$41,000,000	$40,999,865
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $17,402,873), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $17,068,175)		17,068,161
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $20,854,335), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $20,481,800)		20,481,794
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $20,894,366), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $20,481,805)		20,481,794
SSgA U.S. Government Money Market Fund	31,545,797	31,545,797
TOTAL TEMPORARY CASH INVESTMENTS (Cost $130,577,546)		130,577,411
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $3,666,722,571)		3,831,082,961
OTHER ASSETS AND LIABILITIES — (0.3)%		(13,112,546)
TOTAL NET ASSETS — 100.0%		$3,817,970,415

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
270	U.S. Treasury 10-Year Notes	December 2013	$34,125,469	$(570,139)

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs International/CDX North America Investment Grade 20 Index	$45,000,000	Buy	1.00%	6/20/18	$(150,371)	$(565,683)

10

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	$ (767,961)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	(13,183)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(128,136)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(326,953)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(256,598)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(2,289,943)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(196,184)
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66%	9/12/14	(54,695)
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69%	9/22/14	(117,199)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77%	9/23/14	(222,512)
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	(714,481)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(505,794)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,948,162)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(1,621,099)
						$(9,162,900)

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes

CPI = Consumer Price Index

FHLMC = Federal Home Loan Mortgage Corporation

GO = General Obligation

MTN = Medium Term Note

NSA = Not Seasonally Adjusted

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

† Category is less than 0.05% of total net assets.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,049,759.

(2)	Final maturity date indicated, unless otherwise noted.

(3)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,107,004, which represented 0.3% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,666,722,571)	$3,831,082,961
Receivable for investments sold	5,077,841
Receivable for capital shares sold	4,118,613
Receivable for variation margin on swap agreements	14,102
Interest receivable	11,749,230
3,852,042,747

Liabilities
Payable for capital shares redeemed	23,393,432
Payable for variation margin on futures contracts	12,656
Swap agreements, at value	9,162,900
Accrued management fees	1,375,438
Distribution and service fees payable	127,906
34,072,332

Net Assets	$3,817,970,415

Net Assets Consist of:
Capital paid in	$3,550,354,040
Undistributed net investment income	62,951,025
Undistributed net realized gain	50,188,370
Net unrealized appreciation	154,476,980
$3,817,970,415

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$2,274,837,655	186,612,568	$12.19
Institutional Class	$1,043,678,490	85,560,822	$12.20
A Class	$447,901,995	36,892,627	$12.14*
C Class	$33,175,341	2,734,148	$12.13
R Class	$18,376,934	1,509,862	$12.17

*Maximum offering price $12.71 (net asset value divided by 0.955).

 See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$76,369,436

Expenses:
Management fees	9,988,445
Distribution and service fees:
A Class	711,869
C Class	201,181
R Class	41,066
Trustees’ fees and expenses	139,069
Other expenses	1,113
11,082,743

Net investment income (loss)	65,286,693

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,036,704
Futures contract transactions	2,216,722
Swap agreement transactions	(1,254,946)
25,998,480

Change in net unrealized appreciation (depreciation) on:
Investments	(450,742,759)
Futures contracts	(1,180,267)
Swap agreements	(7,136,643)
(459,059,669)

Net realized and unrealized gain (loss)	(433,061,189)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(367,774,496)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$65,286,693	$90,417,882
Net realized gain (loss)	25,998,480	81,781,772
Change in net unrealized appreciation (depreciation)	(459,059,669)	100,483,033
Net increase (decrease) in net assets resulting from operations	(367,774,496)	272,682,687

Distributions to Shareholders
From net investment income:
Investor Class	(11,260,245)	(81,296,441)
Institutional Class	(4,509,358)	(23,112,208)
A Class	(1,416,858)	(16,441,379)
C Class	—	(523,435)
R Class	(20,229)	(125,076)
From net realized gains:
Investor Class	—	(31,281,151)
Institutional Class	—	(8,299,634)
A Class	—	(6,849,383)
C Class	—	(376,934)
R Class	—	(70,593)
Decrease in net assets from distributions	(17,206,690)	(168,376,234)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(1,146,547,661)	184,881,843

Net increase (decrease) in net assets	(1,531,528,847)	289,188,296

Net Assets
Beginning of period	5,349,499,262	5,060,310,966
End of period	$3,817,970,415	$5,349,499,262

Undistributed net investment income	$62,951,025	$14,871,022

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

15

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2013 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 19% of the shares of the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $195,770,973, of which $183,011,763 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 totaled $1,388,823,551, of which $1,270,686,801 represented U.S. Treasury and Government Agency obligations.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	28,972,049	$ 363,980,393	95,655,170	$1,269,012,254
Issued in reinvestment of distributions	689,477	8,563,302	6,588,348	87,528,593
Redeemed	(110,730,890)	(1,354,808,068)	(98,706,404)	(1,305,205,650)
	(81,069,364)	(982,264,373)	3,537,114	51,335,197
Institutional Class
Sold	17,785,397	220,498,872	34,270,165	453,954,848
Issued in reinvestment of distributions	358,617	4,454,025	2,324,995	30,891,397
Redeemed	(13,842,664)	(171,942,582)	(17,764,483)	(235,299,072)
	4,301,350	53,010,315	18,830,677	249,547,173
A Class
Sold	4,528,015	56,660,072	17,281,341	228,084,319
Issued in reinvestment of distributions	108,387	1,341,835	1,686,694	22,340,567
Redeemed	(21,939,569)	(271,891,438)	(29,639,631)	(390,508,944)
	(17,303,167)	(213,889,531)	(10,671,596)	(140,084,058)
C Class
Sold	237,484	2,998,204	1,673,306	22,135,938
Issued in reinvestment of distributions	—	—	45,641	606,936
Redeemed	(1,049,960)	(12,896,138)	(636,846)	(8,398,561)
	(812,476)	(9,897,934)	1,082,101	14,344,313
R Class
Sold	704,390	8,804,112	882,087	11,669,327
Issued in reinvestment of distributions	1,583	19,659	14,485	192,752
Redeemed	(190,980)	(2,329,909)	(160,640)	(2,122,861)
	514,993	6,493,862	735,932	9,739,218
Net increase (decrease)	(94,368,664)	$(1,146,547,661)	13,514,228	$ 184,881,843

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$3,532,702,007	—
Commercial Mortgage-Backed Securities	—	61,512,937	—
Corporate Bonds	—	58,102,652	—
Collateralized Mortgage Obligations	—	46,339,947	—
Municipal Securities	—	1,848,007	—
Temporary Cash Investments	$31,545,797	99,031,614	—
Total Value of Investment Securities	$31,545,797	$3,799,537,164	—

Other Financial Instruments
Futures Contracts	$(570,139)	—	—
Swap Agreements	—	$(9,313,271)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(570,139)	$(9,313,271)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund participated in one credit risk derivative instrument to buy protection during the last two months of the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

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Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$14,102	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$ 12,656
Other Contracts	Swap agreements	—	Swap agreements	9,162,900
		$14,102		$9,175,556

*	Included in the unrealized appreciation (depreciation) on credit default swap agreements or unrealized gain (loss) on futures contracts, as applicable, as reported on the Schedule of Investements.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$ (22,046)	Change in net unrealized appreciation (depreciation) on swap agreements	$ (150,371)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	2,216,722	Change in net unrealized appreciation (depreciation) on futures contracts	(1,180,267)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(1,232,900)	Change in net unrealized appreciation (depreciation) on swap agreements	(6,986,272)
		$ 961,776		$(8,316,910)

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,669,288,354
Gross tax appreciation of investments	$236,188,259
Gross tax depreciation of investments	(74,393,652)
Net tax appreciation (depreciation) of investments	$161,794,607

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$13.13	0.17	(1.07)	(0.90)	(0.04)	—	—	(0.04)	$12.19	(6.83)%	0.47%(4)	2.75%(4)	4%	$2,274,838
2013	$12.85	0.23	0.46	0.69	(0.30)	(0.11)	—	(0.41)	$13.13	5.36%	0.47%	1.69%	27%	$3,514,082
2012	$12.01	0.40	1.01	1.41	(0.45)	(0.12)	—	(0.57)	$12.85	11.99%	0.48%	3.15%	26%	$3,393,055
2011	$11.52	0.31	0.51	0.82	(0.26)	(0.07)	—	(0.33)	$12.01	7.18%	0.48%	2.58%	33%	$2,614,427
2010	$11.06	0.40	0.24	0.64	(0.18)	—	—	(0.18)	$11.52	5.76%	0.48%	3.49%	27%	$2,266,660
2009	$11.72	0.17	(0.35)	(0.18)	(0.40)	—	(0.08)	(0.48)	$11.06	(1.51)%	0.49%	1.61%	18%	$1,187,202
Institutional Class
2013(3)	$13.13	0.18	(1.06)	(0.88)	(0.05)	—	—	(0.05)	$12.20	(6.68)%	0.27%(4)	2.95%(4)	4%	$1,043,678
2013	$12.85	0.24	0.47	0.71	(0.32)	(0.11)	—	(0.43)	$13.13	5.57%	0.27%	1.89%	27%	$1,067,297
2012	$12.01	0.43	1.01	1.44	(0.48)	(0.12)	—	(0.60)	$12.85	12.16%	0.28%	3.35%	26%	$802,309
2011	$11.52	0.34	0.50	0.84	(0.28)	(0.07)	—	(0.35)	$12.01	7.39%	0.28%	2.78%	33%	$559,589
2010	$11.06	0.41	0.25	0.66	(0.20)	—	—	(0.20)	$11.52	5.98%	0.28%	3.69%	27%	$407,799
2009	$11.71	0.16	(0.32)	(0.16)	(0.41)	—	(0.08)	(0.49)	$11.06	(1.32)%	0.29%	1.81%	18%	$210,177

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$13.08	0.16	(1.07)	(0.91)	(0.03)	—	—	(0.03)	$12.14	(6.96)%	0.72%(4)	2.50%(4)	4%	$447,902
2013	$12.80	0.20	0.45	0.65	(0.26)	(0.11)	—	(0.37)	$13.08	5.12%	0.72%	1.44%	27%	$708,663
2012	$11.97	0.37	1.01	1.38	(0.43)	(0.12)	—	(0.55)	$12.80	11.72%	0.73%	2.90%	26%	$830,062
2011	$11.49	0.27	0.51	0.78	(0.23)	(0.07)	—	(0.30)	$11.97	6.84%	0.73%	2.33%	33%	$691,362
2010	$11.03	0.37	0.24	0.61	(0.15)	—	—	(0.15)	$11.49	5.52%	0.73%	3.24%	27%	$709,931
2009	$11.70	0.18	(0.38)	(0.20)	(0.39)	—	(0.08)	(0.47)	$11.03	(1.73)%	0.74%	1.36%	18%	$500,882
C Class
2013(3)	$13.09	0.11	(1.07)	(0.96)	—	—	—	—	$12.13	(7.33)%	1.47%(4)	1.75%(4)	4%	$33,175
2013	$12.81	0.07	0.49	0.56	(0.17)	(0.11)	—	(0.28)	$13.09	4.34%	1.47%	0.69%	27%	$46,414
2012	$12.00	0.15	1.13	1.28	(0.35)	(0.12)	—	(0.47)	$12.81	10.85%	1.48%	2.15%	26%	$31,563
2011	$11.51	0.21	0.49	0.70	(0.14)	(0.07)	—	(0.21)	$12.00	6.11%	1.48%	1.58%	33%	$5,159
2010(6)	$11.51	0.03	(0.03)	—	—	—	—	—	$11.51	0.00%	1.48%(4)	3.67%(4)	27%(7)	$139
R Class
2013(3)	$13.11	0.12	(1.04)	(0.92)	(0.02)	—	—	(0.02)	$12.17	(7.05)%	0.97%(4)	2.25%(4)	4%	$18,377
2013	$12.83	0.08	0.54	0.62	(0.23)	(0.11)	—	(0.34)	$13.11	4.85%	0.97%	1.19%	27%	$13,044
2012	$12.01	0.21	1.13	1.34	(0.40)	(0.12)	—	(0.52)	$12.83	11.37%	0.98%	2.65%	26%	$3,322
2011	$11.52	0.26	0.50	0.76	(0.20)	(0.07)	—	(0.27)	$12.01	6.64%	0.98%	2.08%	33%	$43
2010(6)	$11.51	0.04	(0.03)	0.01	—	—	—	—	$11.52	0.09%	0.98%(4)	4.17%(4)	27%(7)	$25

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through March 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

25

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

26

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

27

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

28

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

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 Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79786 1311

SEMIANNUAL REPORT	SEPTEMBER 30, 2013

Short-Term Government Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Approval of Management Agreement	23
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Bond Yields and Stock Indices Soared Together Until September

U.S. government bond yields and stock indices traced roughly parallel upward paths during most of the six months ended September 30, 2013. The 10-year U.S. Treasury yield began the period at 1.85%, compressed in large part by the scale of the Federal Reserve’s (the Fed’s) bond-buying program ($85 billion of quantitative easing, or QE, each month).

Hints from the Fed that it might taper QE by year end sent bond yields soaring from early May to early September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before finishing the reporting period at 2.61%. Bond yields generally declined in September on weaker-than-expected economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the impending partial shutdown of the U.S. government.

Even with the September rally, bonds significantly underperformed stocks for the full reporting period. The 10-year Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –5.20% and –1.77%, respectively. By contrast, the S&P 500 Index gained 8.31% as the U.S. economy showed signs of attaining sustainable growth, fueled in part by Fed stimulus. Improvements in the housing and job markets helped trigger optimism, though their absolute numbers still fell short of pre-2008 levels.

Full recovery from 2008 remains a distant goal. Economic growth is still subpar compared with past recoveries, hampered further by the fiscal sequester and partial government shutdown. Faced with these challenges, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Performance

Total Returns as of September 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWUSX	-0.47%	-0.50%	1.57%	2.36%	5.21%	12/15/82
Barclays U.S. 1-3 Year Government Bond Index	—	0.18%	0.37%	1.84%	2.67%	6.03%(2)	—
Institutional Class	TWUOX	-0.47%	-0.40%	—	—	0.96%	3/1/10
A Class(3) No sales charge* With sales charge*	TWAVX	-0.62% -2.82%	-0.72% -3.00%	1.32% 0.86%	2.11% 1.88%	2.99% 2.84%	7/8/98
C Class No sales charge* With sales charge*	TWACX	-1.04% -2.03%	-1.48% -1.48%	— —	— —	-0.23% -0.23%	3/1/10
R Class	TWARX	-0.72%	-0.96%	—	—	0.28%	3/1/10

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/82, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.55%	0.35%	0.80%	1.55%	1.05%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

SEPTEMBER 30, 2013
Portfolio at a Glance
Average Duration (effective)	1.6 years
Weighted Average Life	1.9 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	75.3%
Collateralized Mortgage Obligations	10.1%
U.S. Government Agency Mortgage-Backed Securities	7.1%
U.S. Government Agency Securities	4.5%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	0.5%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period(1) 4/1/13 – 9/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$995.30	$2.75	0.55%
Institutional Class	$1,000	$995.30	$1.75	0.35%
A Class	$1,000	$993.80	$4.00	0.80%
C Class	$1,000	$989.60	$7.73	1.55%
R Class	$1,000	$992.80	$5.25	1.05%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 75.3%
U.S. Treasury Notes, 0.625%, 7/15/14	$10,000,000	$ 10,041,990
U.S. Treasury Notes, 0.50%, 10/15/14	29,003,000	29,115,155
U.S. Treasury Notes, 2.125%, 11/30/14	21,800,000	22,300,288
U.S. Treasury Notes, 2.25%, 1/31/15	18,000,000	18,495,702
U.S. Treasury Notes, 0.25%, 2/15/15	5,000,000	5,004,295
U.S. Treasury Notes, 0.25%, 5/31/15	38,000,000	37,996,276
U.S. Treasury Notes, 0.375%, 6/30/15	2,900,000	2,905,266
U.S. Treasury Notes, 1.875%, 6/30/15	10,200,000	10,484,284
U.S. Treasury Notes, 0.25%, 7/15/15	14,500,000	14,491,503
U.S. Treasury Notes, 0.25%, 7/31/15	8,150,000	8,145,069
U.S. Treasury Notes, 1.75%, 7/31/15	37,000,000	37,983,534
U.S. Treasury Notes, 0.375%, 8/31/15	2,000,000	2,002,618
U.S. Treasury Notes, 0.375%, 11/15/15(1)	11,200,000	11,203,494
U.S. Treasury Notes, 1.375%, 11/30/15	31,200,000	31,873,983
U.S. Treasury Notes, 2.125%, 12/31/15	6,000,000	6,233,670
U.S. Treasury Notes, 0.375%, 1/15/16	4,300,000	4,297,816
U.S. Treasury Notes, 0.50%, 6/15/16	15,300,000	15,289,244
U.S. Treasury Notes, 1.50%, 6/30/16	6,000,000	6,154,686
U.S. Treasury Notes, 1.50%, 7/31/16	7,900,000	8,101,513
TOTAL U.S. TREASURY SECURITIES (Cost $281,818,623)		282,120,386
Collateralized Mortgage Obligations(2) — 10.1%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	974,406	996,446
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	3,441,044	3,634,515
FHLMC, Series 2684, Class FP, VRN, 0.68%, 10/15/13	640,875	641,607
FHLMC, Series 2718, Class FW, VRN, 0.53%, 10/15/13	485,422	485,571
FHLMC, Series 2779, Class FM SEQ, VRN, 0.53%, 10/15/13	81,408	81,509
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	1,540,876	1,597,243
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	1,008,327	1,035,079
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	576,089	581,881
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	823,180	844,635
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	2,449,255	2,462,807
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	782,650	821,663
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,937,127	2,030,422
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	3,524,918	3,696,621
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,222,419	1,281,965
FNMA, Series 2003-17, Class FN, VRN, 0.48%, 10/25/13	1,381,107	1,387,325
FNMA, Series 2003-42, Class FK, VRN, 0.58%, 10/25/13	182,282	182,488
FNMA, Series 2003-43, Class LF, VRN, 0.53%, 10/25/13	233,779	234,041
FNMA, Series 2003-76, Class DE SEQ, 4.00%, 9/25/31	501,512	504,400
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,923,781	3,065,375
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,878,249	1,974,860
FNMA, Series 2006-60, Class KF, VRN, 0.48%, 10/25/13	3,206,212	3,206,685
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	920,974	980,900
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	547,361	555,809
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	2,684,388	2,787,094
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	575,044	590,306
GNMA, Series 2010-14, Class QF, VRN, 0.63%, 10/16/13	2,351,240	2,369,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,137,276)		38,031,057

Principal Amount	Value

U.S. Government Agency Mortgage-Backed Securities(2) — 7.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.8%
FHLMC, VRN, 2.07%, 10/15/13	$ 1,400,210	$ 1,403,908
FHLMC, VRN, 2.26%, 10/15/13	46,033	46,378
FHLMC, VRN, 2.31%, 10/15/13	2,924,939	3,142,492
FHLMC, VRN, 2.32%, 10/15/13	767,237	817,452
FHLMC, VRN, 2.36%, 10/15/13	748,638	734,307
FHLMC, VRN, 2.37%, 10/15/13	1,462,552	1,432,272
FHLMC, VRN, 2.50%, 10/15/13	23,363	23,601
FHLMC, VRN, 2.58%, 10/15/13	611,755	635,716
FHLMC, VRN, 2.63%, 10/15/13	33,443	33,521
FHLMC, VRN, 2.67%, 10/15/13	2,577,761	2,658,770
FHLMC, VRN, 3.44%, 10/15/13	382,742	406,402
FHLMC, VRN, 3.56%, 10/15/13	1,370,925	1,450,830
FHLMC, VRN, 3.76%, 10/15/13	1,659,521	1,739,485
FHLMC, VRN, 4.05%, 10/15/13	477,432	503,668
FHLMC, VRN, 5.40%, 10/15/13	239,786	252,194
FHLMC, VRN, 6.13%, 10/15/13	288,419	306,183
FNMA, VRN, 1.875%, 10/25/13	21,002	21,808
FNMA, VRN, 1.875%, 10/25/13	830,948	869,665
FNMA, VRN, 1.91%, 10/25/13	8,081	8,449
FNMA, VRN, 1.93%, 10/25/13	1,796,838	1,905,571
FNMA, VRN, 1.98%, 10/25/13	31,111	32,752
FNMA, VRN, 2.18%, 10/25/13	7,377	7,405
FNMA, VRN, 2.19%, 10/25/13	13,141	13,451
FNMA, VRN, 2.20%, 10/25/13	28,540	28,687
FNMA, VRN, 2.27%, 10/25/13	7,327	7,642
FNMA, VRN, 2.28%, 10/25/13	17,420	18,422
FNMA, VRN, 2.32%, 10/25/13	9,450	9,990
FNMA, VRN, 2.375%, 10/25/13	3,999	4,025
FNMA, VRN, 2.42%, 10/25/13	126,138	134,376
FNMA, VRN, 2.45%, 10/25/13	1,369	1,397
FNMA, VRN, 2.74%, 10/25/13	691,957	713,034
FNMA, VRN, 2.75%, 10/25/13	10,982	11,668
FNMA, VRN, 2.75%, 10/25/13	4,807	5,071
FNMA, VRN, 3.02%, 10/25/13	1,428,046	1,452,480
FNMA, VRN, 3.31%, 10/25/13	1,925,343	1,982,402
FNMA, VRN, 3.36%, 10/25/13	325,321	346,375
FNMA, VRN, 3.81%, 10/25/13	465,606	489,209
FNMA, VRN, 3.86%, 10/25/13	20,578	21,995
FNMA, VRN, 3.875%, 10/25/13	6,092	6,109
FNMA, VRN, 3.93%, 10/25/13	1,029,224	1,100,219
FNMA, VRN, 4.16%, 10/25/13	7,200	7,221
FNMA, VRN, 4.73%, 10/25/13	49,508	49,652
FNMA, VRN, 5.39%, 10/25/13	375,150	404,497
FNMA, VRN, 6.03%, 10/25/13	402,608	439,180
FNMA, VRN, 6.19%, 10/25/13	3,222	3,201
FNMA, VRN, 7.49%, 10/25/13	1,744	1,802
GNMA, VRN, 1.625%, 10/20/13	5,369	5,595
GNMA, VRN, 2.125%, 10/20/13	10,212	10,615
GNMA, VRN, 3.00%, 10/20/13	35,991	37,615
		25,738,759

Principal Amount	Value

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 7.00%, 11/1/13	$ 111	$ 111
FHLMC, 7.00%, 12/1/14	1,702	1,746
FHLMC, 6.00%, 1/1/15	36,667	37,247
FHLMC, 7.50%, 5/1/16	35,186	36,657
FHLMC, 5.50%, 11/1/17	143,555	151,461
FNMA, 6.00%, 1/1/14	197	199
FNMA, 6.00%, 7/1/14	4,788	4,847
FNMA, 5.50%, 4/1/16	37,561	39,610
FNMA, 7.00%, 5/1/32	270,507	306,718
FNMA, 7.00%, 5/1/32	135,021	152,939
FNMA, 7.00%, 6/1/32	21,824	24,683
FNMA, 7.00%, 6/1/32	119,455	136,101
FNMA, 7.00%, 8/1/32	124,654	141,075
GNMA, 9.50%, 11/20/19	4,109	4,318
		1,037,712
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,397,292)		26,776,471
U.S. Government Agency Securities — 4.5%
FHLB, 3.625%, 10/18/13	141,000	141,236
FHLB, 0.875%, 12/27/13	159,000	159,311
FHLB, 0.375%, 1/29/14	127,000	127,133
FHLB, Series 467, 5.25%, 6/18/14	276,000	286,119
FHLB, Series 1, 1.00%, 6/21/17	684,000	684,939
FHLMC, 0.875%, 10/14/16	4,900,000	4,923,579
FHLMC, Series 1, 0.75%, 1/12/18	1,000,000	975,867
FNMA, 0.50%, 3/30/16	8,700,000	8,684,097

	Principal Amount/ Shares	Value
FNMA, 0.875%, 5/21/18	$ 540,000	$ 525,465
FNMA, 1.875%, 9/18/18	490,000	496,117
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $17,004,562)		17,003,863
Temporary Cash Investments — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,790,528), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,756,092)		1,756,091
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $2,145,639), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $2,107,310)		2,107,309
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $2,149,758), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $2,107,310)		2,107,309
SSgA U.S. Government Money Market Fund	3,295,651	3,295,651
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,266,360)		9,266,360
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $372,624,113)		373,198,137
OTHER ASSETS AND LIABILITIES — 0.5%		1,745,904
TOTAL NET ASSETS — 100.0%		$374,944,041

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
136	U.S. Treasury 2-Year Notes	December 2013	$29,956,125	$82,569

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
184	U.S. Treasury 5-Year Notes	December 2013	$22,272,625	$(256,719)

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts.
At the period end, the aggregate value of securities pledged was $170,053.

(2)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $372,624,113)	$373,198,137
Receivable for investments sold	1,190,295
Receivable for capital shares sold	119,902
Interest receivable	988,135
375,496,469

Liabilities
Payable for capital shares redeemed	373,464
Payable for variation margin on futures contracts	4,437
Accrued management fees	163,603
Distribution and service fees payable	8,960
Dividends payable	1,964
552,428

Net Assets	$374,944,041

Net Assets Consist of:
Capital paid in	$375,378,653
Distributions in excess of net investment income	(435,137)
Accumulated net realized loss	(399,349)
Net unrealized appreciation	399,874
$374,944,041

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$299,851,828	31,072,720	$9.65
Institutional Class	$36,973,796	3,829,514	$9.65
A Class	$36,318,179	3,764,611	$9.65*
C Class	$1,565,044	164,521	$9.51
R Class	$235,194	24,457	$9.62

*Maximum offering price $9.87 (net asset value divided by 0.9775).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,174,626

Expenses:
Management fees	1,061,523
Distribution and service fees:
A Class	47,787
C Class	12,211
R Class	467
Trustees’ fees and expenses	11,576
Other expenses	203
1,133,767

Net investment income (loss)	40,859

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(485,797)
Futures contract transactions	154,288
(331,509)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,696,216)
Futures contracts	(174,150)
(1,870,366)

Net realized and unrealized gain (loss)	(2,201,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,161,016)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MARCH 31, 2013
Increase (Decrease) in Net Assets	September 30, 2013	March 31, 2013
Operations
Net investment income (loss)	$ 40,859	$ 666,858
Net realized gain (loss)	(331,509)	3,237,647
Change in net unrealized appreciation (depreciation)	(1,870,366)	(1,275,260)
Net increase (decrease) in net assets resulting from operations	(2,161,016)	2,629,245

Distributions to Shareholders
From net investment income:
Investor Class	(496,202)	(1,101,074)
Institutional Class	(108,352)	(602,121)
A Class	—	(35,276)
From net realized gains:
Investor Class	—	(2,209,500)
Institutional Class	—	(204,866)
A Class	—	(240,344)
C Class	—	(20,594)
R Class	—	(2,341)
Decrease in net assets from distributions	(604,554)	(4,416,116)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(59,076,898)	(438,075,898)

Net increase (decrease) in net assets	(61,842,468)	(439,862,769)

Net Assets
Beginning of period	436,786,509	876,649,278
End of period	$374,944,041	$436,786,509

Undistributed (distributions in excess of) net investment income	$(435,137)	$128,558

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2013 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Certain directors of ACC are officers and directors of other entities which own, in aggregate, 9% of the outstanding shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013 were $140,308,644 and $205,365,339, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2013		Year ended March 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,739,893	$26,521,137	5,322,936	$51,935,819
Issued in reinvestment of distributions	49,193	476,269	328,574	3,197,224
Redeemed	(7,346,608)	(71,093,070)	(18,777,266)	(183,183,924)
	(4,557,522)	(44,095,664)	(13,125,756)	(128,050,881)
Institutional Class
Sold	712	6,886	2,209,529	21,481,319
Issued in reinvestment of distributions	11,194	108,352	69,643	679,577
Redeemed	(1,145,633)	(11,090,959)	(31,455,585)	(307,298,472)
	(1,133,727)	(10,975,721)	(29,176,413)	(285,137,576)
A Class
Sold	612,738	5,925,263	2,206,574	21,544,169
Issued in reinvestment of distributions	—	—	27,921	271,568
Redeemed	(854,502)	(8,262,928)	(4,733,059)	(46,210,898)
	(241,764)	(2,337,665)	(2,498,564)	(24,395,161)
C Class
Sold	39,063	373,028	187,464	1,821,527
Issued in reinvestment of distributions	—	—	2,055	19,806
Redeemed	(220,272)	(2,104,135)	(223,307)	(2,164,714)
	(181,209)	(1,731,107)	(33,788)	(323,381)
R Class
Sold	9,282	89,332	35,069	342,097
Issued in reinvestment of distributions	—	—	70	682
Redeemed	(2,710)	(26,073)	(52,582)	(511,678)
	6,572	63,259	(17,443)	(168,899)
Net increase (decrease)	(6,107,650)	$(59,076,898)	(44,851,964)	$(438,075,898)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$282,120,386	—
Collateralized Mortgage Obligations	—	38,031,057	—
U.S. Government Agency Mortgage-Backed Securities	—	26,776,471	—
U.S. Government Agency Securities	—	17,003,863	—
Temporary Cash Investments	$3,295,651	5,970,709	—
Total Value of Investment Securities	$3,295,651	$369,902,486	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(174,150)	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments during the last four months of the reporting period. The interest rate risk derivative instruments at period end as disclosed on the fund’s Schedule of Investments are indicative of the fund’s typical volume during that time.

The value of interest rate risk derivative instruments as of September 30, 2013, is disclosed on the Statement of Assets and Liabilities as a liability of $4,437 in payable for variation margin on futures contracts.* For the six months ended September 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $154,288 in net realized gain (loss) on futures contract transactions and $(174,150) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$372,630,012
Gross tax appreciation of investments	$1,016,549
Gross tax depreciation of investments	(448,424)
Net tax appreciation (depreciation) of investments	$568,125

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$9.71	—(4)	(0.05)	(0.05)	(0.01)	—	(0.01)	$9.65	(0.47)%	0.55%(5)	0.03%(5)	35%	$299,852
2013	$9.76	0.01	0.03	0.04	(0.03)	(0.06)	(0.09)	$9.71	0.33%	0.55%	0.11%	77%	$346,147
2012	$9.73	0.05	0.10	0.15	(0.06)	(0.06)	(0.12)	$9.76	1.59%	0.56%	0.51%	139%	$475,832
2011	$9.72	0.09	0.07	0.16	(0.10)	(0.05)	(0.15)	$9.73	1.60%	0.56%	0.94%	75%	$852,802
2010	$9.66	0.15	0.07	0.22	(0.16)	—	(0.16)	$9.72	2.25%	0.56%	1.57%	158%	$991,464
2009	$9.65	0.29	0.01	0.30	(0.29)	—	(0.29)	$9.66	3.17%	0.57%	2.99%	142%	$971,230
Institutional Class
2013(3)	$9.72	0.01	(0.06)	(0.05)	(0.02)	—	(0.02)	$9.65	(0.47)%	0.35%(5)	0.23%(5)	35%	$36,974
2013	$9.76	0.04	0.03	0.07	(0.05)	(0.06)	(0.11)	$9.72	0.64%	0.35%	0.31%	77%	$48,242
2012	$9.73	0.04	0.13	0.17	(0.08)	(0.06)	(0.14)	$9.76	1.79%	0.36%	0.71%	139%	$333,284
2011	$9.73	0.11	0.06	0.17	(0.12)	(0.05)	(0.17)	$9.73	1.70%	0.36%	1.14%	75%	$131
2010(6)	$9.76	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.20)%	0.36%(5)	1.33%(5)	158%(7)	$25
A Class(8)
2013(3)	$9.71	(0.01)	(0.05)	(0.06)	—	—	—	$9.65	(0.62)%	0.80%(5)	(0.22)%(5)	35%	$36,318
2013	$9.76	(0.02)	0.04	0.02	(0.01)	(0.06)	(0.07)	$9.71	0.14%	0.80%	(0.14)%	77%	$38,902
2012	$9.73	0.02	0.11	0.13	(0.04)	(0.06)	(0.10)	$9.76	1.33%	0.81%	0.26%	139%	$63,497
2011	$9.72	0.07	0.06	0.13	(0.07)	(0.05)	(0.12)	$9.73	1.35%	0.81%	0.69%	75%	$47,692
2010	$9.66	0.13	0.06	0.19	(0.13)	—	(0.13)	$9.72	2.00%	0.81%	1.32%	158%	$74,654
2009	$9.65	0.24	0.03	0.27	(0.26)	—	(0.26)	$9.66	2.91%	0.82%	2.74%	142%	$65,170

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(3)	$9.61	(0.05)	(0.05)	(0.10)	—	—	—	$9.51	(1.04)%	1.55%(5)	(0.97)%(5)	35%	$1,565
2013	$9.72	(0.09)	0.04	(0.05)	—	(0.06)	(0.06)	$9.61	(0.55)%	1.55%	(0.89)%	77%	$3,322
2012	$9.73	(0.06)	0.11	0.05	—	(0.06)	(0.06)	$9.72	0.55%	1.56%	(0.49)%	139%	$3,691
2011	$9.73	(0.01)	0.06	0.05	—(4)	(0.05)	(0.05)	$9.73	0.53%	1.56%	(0.06)%	75%	$722
2010(6)	$9.76	—(4)	(0.03)	(0.03)	—(4)	—	—(4)	$9.73	(0.30)%	1.56%(5)	0.13%(5)	158%(7)	$25
R Class
2013(3)	$9.69	(0.02)	(0.05)	(0.07)	—	—	—	$9.62	(0.72)%	1.05%(5)	(0.47)%(5)	35%	$235
2013	$9.76	(0.03)	0.02	(0.01)	—	(0.06)	(0.06)	$9.69	(0.14)%	1.05%	(0.39)%	77%	$173
2012	$9.73	(0.01)	0.12	0.11	(0.02)	(0.06)	(0.08)	$9.76	1.15%	1.06%	0.01%	139%	$345
2011	$9.73	0.04	0.06	0.10	(0.05)	(0.05)	(0.10)	$9.73	0.99%	1.06%	0.44%	75%	$25
2010(6)	$9.76	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.26)%	1.06%(5)	0.63%(5)	158%(7)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2013 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	March 1, 2010 (commencement of sale) through March 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79787 1311

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2013